Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
FDIC insurance limits	$ 22,705	$ 346,746
Allowances for uncollectable	0	0
Deferred expenses	185,000	112,000
Grant revenue	1,170,000	560,000
Uncertain tax positions	$ 0	$ 0
Effective tax rate		27.60%